Securities Held to Maturity - Schedule of Amortized Cost and Fair Value of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities, amortized cost	$ 75,473	$ 48,436
Gross Unrealized Gains	132	41
Gross Unrealized Losses	(136)	(290)
Held to maturity securities, fair value	75,469	48,187
U.S. Treasury Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities, amortized cost	5,025	7,125
Gross Unrealized Gains	5	13
Held to maturity securities, fair value	5,030	7,138
Federal Home Loan Bank Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities, amortized cost	23,269	18,313
Gross Unrealized Gains	24	15
Gross Unrealized Losses	(50)	(111)
Held to maturity securities, fair value	23,243	18,217
U.S. Government Enterprise and Agency Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities, amortized cost	29,799	22,998
Gross Unrealized Gains	84	13
Gross Unrealized Losses	(85)	(179)
Held to maturity securities, fair value	29,798	22,832
Mortgage Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities, amortized cost	17,380
Gross Unrealized Gains	19
Gross Unrealized Losses	(1)
Held to maturity securities, fair value	$ 17,398